Vanguard Long-Term Investment-Grade Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Long-Term Investment-Grade Fund	Jan. 31, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%	[1]
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.10%	[1]

[1]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.